Other Financial Asset	12 Months Ended
Feb. 28, 2021
Other Financial Asset [Abstract]
OTHER FINANCIAL ASSET
14.	OTHER FINANCIAL ASSET

	2021	2020
	Figures in Rand thousands
Restricted cash	882,420	–

On December 29, 2020, the Group received USD58.5 million from a related party (Orient Victoria Pte Ltd) for the sole purpose of facilitating the Company’s acquisition of the remaining interest in Cartrack Holdings Limited. The loan was fully repaid on April 22, 2021. Refer to note 38.